Note 12 - Income Taxes - Schedule of State and Local Income Tax (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Income tax	$ 3,000
Income Tax Jurisdiction, Domestic State and Local [Member] | California Franchise Tax Board [Member]
Income tax	$ 1,600
Income tax, percent	63.40%